Investments in affiliated companies	12 Months Ended
Mar. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in affiliated companies
5.	Investments in affiliated companies

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2017	2018
Current assets	361,492	404,658
Noncurrent assets	834,765	868,455
Current liabilities	248,450	273,067
Noncurrent liabilities and noncontrolling interests	761,546	768,007
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Net revenues	358,256	387,229	468,933
Operating income	32,884	37,800	56,729
Net income attributable to controlling interests	8,388	11,529	27,301
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

On June 29, 2012, an investor group which included a wholly-owned subsidiary of Sony Corporation completed its acquisition of EMI Music Publishing. To effect the acquisition, the investor group formed DH Publishing, L.P. (“DHP”), which acquired EMI Music Publishing for total consideration of 2.2 billion U.S. dollars. Sony invested 320 million U.S. dollars in DHP, through Nile Acquisition LLC, for a 39.8% equity interest. Nile Acquisition LLC is a joint venture with the third-party investor of Sony’s U.S.- based music publishing subsidiary in which Sony holds a 74.9% ownership interest. Sony accounts for its interest in DHP under the equity method. In addition, DHP entered into an agreement with Sony’s U.S.-based music publishing subsidiary in which the subsidiary provides administration services to DHP. DHP was determined to be a variable interest entity (“VIE”) as described in Note 23.

On January 30, 2017, Sony sold 17,302,700 shares of its 127,381,600 shares in its affiliated company M3, Inc. (“M3”) to a third party for cash consideration of 51,968 million yen, which is included within other in the investing activities section of the consolidated statements of cash flows. In connection with the sale, Sony’s share ownership decreased from 39.35% to 34.0% of the issued and outstanding shares of M3 and Sony recorded a gain of 37,167 million yen in other operating expense, net in the consolidated statements of income for the fiscal year ended March 31, 2017. Sony continues to account for its remaining interest in M3 under the equity method. Sony remains a major shareholder of M3 and will continue to pursue opportunities to collaborate with M3 in certain business areas, including medical.

The carrying value of Sony’s investment in M3 exceeded its proportionate share in the underlying net assets of M3 by 98,938 million yen at March 31, 2018. The excess is substantially attributable to the remeasurement to fair value of the remaining shares of M3, and allocated to identifiable tangible and intangible assets. The intangible assets relate primarily to M3’s medical web-portal. The unassigned residual value of the excess is recognized as goodwill as a component of the investment balance. The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.

With the exception of M3 as described above, there was no significant difference between Sony’s proportionate share in the underlying net assets of the investees and the carrying value of investments in affiliated companies at March 31, 2017 and 2018.

Several affiliated companies are listed on the Tokyo Stock Exchange and Sony’s investments in these companies have an aggregate carrying value and fair value of 99,944 million yen and 533,932 million yen, respectively, as of March 31, 2018.

The number of affiliated companies accounted for under the equity method as of March 31, 2017 and 2018 were 109 and 107, respectively.

Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2017	2018
Accounts receivable, trade	10,873	15,516
Accounts payable, trade	2,525	2,568
Short-term borrowings	20,650	22,849
Capital lease obligations	10,105	13,294

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Sales	33,569	31,238	45,415
Purchases	2,259	1,966	3,180
Lease payments	32,291	16,492	7,749

Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFI Leasing Company, Limited (“SFIL”), a leasing company in Japan, in the fiscal years ended March 31, 2016, 2017 and 2018. SFIL is accounted for under the equity method and is 34% owned by Sony. For the transactions with SFIL, refer to Note8.

MITSUI-SOKO Supply Chain Solutions, Inc. is accounted for under the equity method and is 34% owned by Sony as a result of the sale of the logistics business on April 1, 2015. As of the fiscal years ended March 31, 2017 and 2018, account balances with MITSUI-SOKO Supply Chain Solutions, Inc. and its subsidiaries were 4,922 million yen and 3,662 million yen, respectively, which are mainly included in accrued expenses. For the fiscal years ended March 31, 2017 and 2018, transactions were 13,752 million yen and 9,123 million yen, respectively, which are mainly included in general and administrative expenses. Refer to Note 25.

Dividends from affiliated companies accounted for under the equity method for the fiscal years ended March 31, 2016, 2017 and 2018 were 7,282 million yen, 7,970 million yen and 5,613 million yen, respectively.